Provisions - Maturity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total provisions
Current provision	$ 1,028	$ 722	$ 768
Non current provision	1,127	896	956
Total	2,155	1,618	1,724	$ 1,560
Charge for year	1,513	1,484	872
Severance
Total provisions
Total	176	165	212	214
Charge for year	123	227	238
Environmental
Total provisions
Total	112	131	90	100
Charge for year	21	61	23
Employee benefits
Total provisions
Total	168	143	195	128
Charge for year	22	1	46
Legal
Total provisions
Total	1,016	161	239	348
Charge for year	1,102	830	109
Legal provisions concerning settled but not paid matters
Total provisions
Current provision	616	30	15
Non current provision	372	92	105
Other provisions.
Total provisions
Total	683	1,018	988	$ 770
Charge for year	245	365	456
Third-party liabilities and other risks
Total provisions
Total	163	165	185
Post Alexion Acquisition Group Review restructuring programme
Total provisions
Non current provision	8	95	158
Total	49	143	243
Charge for year	$ 87	12	$ 243
Termination fees and onerous contracts with contract manufacturing organisations
Total provisions
Charge for year		$ 301